Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
NETHERLANDS
Market Risk [Line Items]
Reportable ECL	€ 382	€ 270
NETHERLANDS | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 275	€ 193
Probability weighting	20.00%	20.00%
NETHERLANDS | Upside scenario | Real GDP
Market Risk [Line Items]
2025	1.60%	2.60%
2026	2.70%	3.00%
2027	2.90%	2.50%
NETHERLANDS | Upside scenario | Unemployment
Market Risk [Line Items]
2025	3.80%	3.50%
2026	3.50%	3.30%
2027	3.30%	3.30%
NETHERLANDS | Upside scenario | HPI
Market Risk [Line Items]
2025	9.80%	18.90%
2026	16.70%	11.70%
2027	5.10%	2.50%
NETHERLANDS | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 352	€ 249
Probability weighting	60.00%	60.00%
NETHERLANDS | Baseline scenario | Real GDP
Market Risk [Line Items]
2025	1.20%	1.50%
2026	1.10%	1.40%
2027	1.50%	1.50%
NETHERLANDS | Baseline scenario | Unemployment
Market Risk [Line Items]
2025	4.00%	4.00%
2026	4.20%	4.10%
2027	4.20%	4.30%
NETHERLANDS | Baseline scenario | HPI
Market Risk [Line Items]
2025	7.20%	9.10%
2026	3.80%	3.50%
2027	3.00%	2.40%
NETHERLANDS | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 581	€ 411
Probability weighting	20.00%	20.00%
NETHERLANDS | Downside scenario | Real GDP
Market Risk [Line Items]
2025	0.60%	(0.40%)
2026	(1.60%)	(1.40%)
2027	(0.90%)	(0.20%)
NETHERLANDS | Downside scenario | Unemployment
Market Risk [Line Items]
2025	5.00%	5.70%
2026	6.60%	7.20%
2027	7.80%	8.10%
NETHERLANDS | Downside scenario | HPI
Market Risk [Line Items]
2025	3.50%	(3.70%)
2026	(12.80%)	(7.20%)
2027	0.00%	2.20%
GERMANY
Market Risk [Line Items]
Reportable ECL	€ 621	€ 548
GERMANY | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 577	€ 510
Probability weighting	20.00%	20.00%
GERMANY | Upside scenario | Real GDP
Market Risk [Line Items]
2025	0.50%	2.00%
2026	3.10%	2.80%
2027	2.60%	1.60%
GERMANY | Upside scenario | Unemployment
Market Risk [Line Items]
2025	3.30%	2.90%
2026	2.70%	2.40%
2027	2.20%	2.00%
GERMANY | Upside scenario | HPI
Market Risk [Line Items]
2025	4.10%	5.40%
2026	8.00%	8.90%
2027	9.60%	9.90%
GERMANY | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 612	€ 540
Probability weighting	60.00%	60.00%
GERMANY | Baseline scenario | Real GDP
Market Risk [Line Items]
2025	0.00%	0.50%
2026	1.20%	1.10%
2027	1.50%	1.20%
GERMANY | Baseline scenario | Unemployment
Market Risk [Line Items]
2025	3.60%	3.40%
2026	3.40%	3.30%
2027	3.20%	3.20%
GERMANY | Baseline scenario | HPI
Market Risk [Line Items]
2025	2.90%	2.60%
2026	4.40%	5.60%
2027	6.40%	6.30%
GERMANY | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 695	€ 609
Probability weighting	20.00%	20.00%
GERMANY | Downside scenario | Real GDP
Market Risk [Line Items]
2025	(0.70%)	(1.70%)
2026	(2.10%)	(1.70%)
2027	(0.40%)	0.30%
GERMANY | Downside scenario | Unemployment
Market Risk [Line Items]
2025	4.20%	4.70%
2026	5.30%	5.60%
2027	5.70%	5.90%
GERMANY | Downside scenario | HPI
Market Risk [Line Items]
2025	1.50%	(1.70%)
2026	(0.40%)	1.30%
2027	2.20%	2.20%
BELGIUM
Market Risk [Line Items]
Reportable ECL	€ 583	€ 579
BELGIUM | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 540	€ 534
Probability weighting	20.00%	20.00%
BELGIUM | Upside scenario | Real GDP
Market Risk [Line Items]
2025	1.20%	2.20%
2026	2.40%	2.60%
2027	2.30%	2.10%
BELGIUM | Upside scenario | Unemployment
Market Risk [Line Items]
2025	5.40%	5.10%
2026	5.20%	5.00%
2027	5.10%	4.90%
BELGIUM | Upside scenario | HPI
Market Risk [Line Items]
2025	4.10%	4.80%
2026	4.80%	4.50%
2027	4.40%	4.40%
BELGIUM | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 572	€ 569
Probability weighting	60.00%	60.00%
BELGIUM | Baseline scenario | Real GDP
Market Risk [Line Items]
2025	0.90%	1.10%
2026	1.10%	1.50%
2027	1.50%	1.60%
BELGIUM | Baseline scenario | Unemployment
Market Risk [Line Items]
2025	5.90%	5.70%
2026	5.80%	5.70%
2027	5.70%	5.60%
BELGIUM | Baseline scenario | HPI
Market Risk [Line Items]
2025	3.40%	3.20%
2026	3.80%	4.10%
2027	3.90%	3.80%
BELGIUM | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 658	€ 654
Probability weighting	20.00%	20.00%
BELGIUM | Downside scenario | Real GDP
Market Risk [Line Items]
2025	0.30%	(0.60%)
2026	(1.20%)	(0.20%)
2027	0.50%	1.10%
BELGIUM | Downside scenario | Unemployment
Market Risk [Line Items]
2025	6.70%	7.00%
2026	7.70%	8.00%
2027	8.10%	8.00%
BELGIUM | Downside scenario | HPI
Market Risk [Line Items]
2025	2.50%	1.20%
2026	2.10%	2.90%
2027	2.60%	2.50%
UNITED STATES
Market Risk [Line Items]
Reportable ECL	€ 126	€ 113
UNITED STATES | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 82	€ 74
Probability weighting	20.00%	20.00%
UNITED STATES | Upside scenario | Real GDP
Market Risk [Line Items]
2025	1.70%	3.10%
2026	2.90%	3.50%
2027	3.20%	3.20%
UNITED STATES | Upside scenario | Unemployment
Market Risk [Line Items]
2025	4.20%	3.40%
2026	3.00%	2.40%
2027	2.50%	2.30%
UNITED STATES | Upside scenario | HPI
Market Risk [Line Items]
2025	4.70%	4.30%
2026	6.30%	8.40%
2027	9.70%	9.40%
UNITED STATES | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 111	€ 101
Probability weighting	60.00%	60.00%
UNITED STATES | Baseline scenario | Real GDP
Market Risk [Line Items]
2025	1.40%	2.00%
2026	1.50%	2.00%
2027	2.00%	2.00%
UNITED STATES | Baseline scenario | Unemployment
Market Risk [Line Items]
2025	4.50%	4.20%
2026	4.30%	4.10%
2027	4.30%	4.00%
UNITED STATES | Baseline scenario | HPI
Market Risk [Line Items]
2025	4.30%	3.30%
2026	3.60%	3.70%
2027	4.40%	3.90%
UNITED STATES | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 213	€ 187
Probability weighting	20.00%	20.00%
UNITED STATES | Downside scenario | Real GDP
Market Risk [Line Items]
2025	0.70%	(0.10%)
2026	(1.70%)	(1.10%)
2027	(0.90%)	(0.40%)
UNITED STATES | Downside scenario | Unemployment
Market Risk [Line Items]
2025	5.30%	5.90%
2026	6.90%	7.30%
2027	7.90%	8.00%
UNITED STATES | Downside scenario | HPI
Market Risk [Line Items]
2025	3.30%	(0.70%)
2026	(2.60%)	(3.00%)
2027	(2.70%)	(2.50%)